Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses	$ 1,319,573	$ 871,091
Franchise tax expense	194,746	5,480
Loss from operations	(1,514,319)	(876,571)
Interest income	7,184,341	6,187,823
Income before income tax expense	5,670,022	5,311,252
Income tax expense	1,467,919	44,450
Net income	4,202,103	5,266,802
Class A Common Stock [Member]
Interest income	$ 7,200,000	$ 6,200,000
Weighted average shares outstanding	34,500,000	34,500,000
Basic and diluted net loss per share, Class F	$ 0.14	$ 0.16
Class F Common Stock [Member]
Weighted average shares outstanding	8,625,000	8,625,000
Basic and diluted net loss per share, Class F	$ (0.07)	$ (0.01)